Stockholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended						1 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended			1 Months Ended					12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Feb. 28, 2011 GEN-PROBE INCORPORATED [Member] 2011 Performance Stock Criteria Performance stock awards [Member]	Feb. 28, 2011 GEN-PROBE INCORPORATED [Member] 2010 Performance Stock Criteria Performance stock awards [Member]	Feb. 28, 2010 GEN-PROBE INCORPORATED [Member] 2010 Performance Stock Criteria Performance stock awards [Member]	Feb. 28, 2012 GEN-PROBE INCORPORATED [Member] 2011 Performance Stock Criteria Performance stock awards [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Equity incentive plans[Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan Amended in 2006 [Member]	May 31, 2006 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan Amended in 2006 [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan [Member]	May 31, 2006 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan [Member]	May 31, 2009 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan Amended in 2009 [Member]	May 31, 2011 GEN-PROBE INCORPORATED [Member] 2003 Incentive Award Plan Amended in 2011 [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] 2002 New Hire Stock Option Plan [Member]	Nov. 30, 2002 GEN-PROBE INCORPORATED [Member] 2002 New Hire Stock Option Plan [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Restricted Stock and Deferred Issuance Restricted Stock Award [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Restricted Stock and Deferred Issuance Restricted Stock Award [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Restricted Stock and Deferred Issuance Restricted Stock Award [Member]	Feb. 28, 2012 GEN-PROBE INCORPORATED [Member] Stock Repurchase Program [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member] Stock Repurchase Program [Member]	Feb. 28, 2011 GEN-PROBE INCORPORATED [Member] Stock Repurchase Program [Member]	Feb. 28, 2010 GEN-PROBE INCORPORATED [Member] Stock Repurchase Program [Member]	May 31, 2003 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member] Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options plan, terms of award														Stock options are subject to vesting at the rate of 25% one year from the grant date and 1/48 each month thereafter until the options are fully vested. Annual grants to non-employee directors of the Company vest over one year at the rate of 1/12 of the shares vesting monthly				The 2002 Plan provides for the grant of non-statutory stock options only, with exercise price, option term and vesting terms generally the same as those under the 2003 Plan. Options may only be granted under the 2002 Plan to newly hired employees of the Company
Increase by plan amendment of the aggregate number of shares of common stock authorized													3,000,000			2,500,000	2,500,000
Share-based compensation arrangement by share-based payment award, number of shares authorized													8,000,000		5,000,000	10,500,000	13,000,000		400,000
Stock options plan, terms of plan modification												In no event may the award term exceed seven years (in lieu of ten years under the 2003 Plan prior to its amendment). Further, the number of shares of common stock available for issuance under the amended 2003 Plan are reduced by two shares for each share
Closing stock price per share on last trading day				$ 59.12
Total intrinsic value of options exercised	$ 20,399,000	$ 12,300,000	$ 7,300,000	$ 28,300,000	$ 15,200,000	$ 8,700,000
Common stock equity incentive plan											2,800,000
Fair value of shares restricted stock																				4,800,000	5,500,000	5,800,000
Maximum number of shares each recipient may receive under Performance Stock Award agreement							Between zero and up to 200% of the target number of shares		Between zero and up to 150% of the target number of shares
Share-based compensation arrangement by Share-based payment award, shares issued for award								37,500		34,000
Stock repurchase authorized value under program																							1,000,000	100,000,000	150,000,000	100,000,000
Maximum employee compensation per calendar year period that can be with held through payroll deduction																											15.00%
Maximum restricted purchase amount of common stock per year																											25,000
Percentage of fair value of common stock purchase																											85.00%
Purchase of common stock through employee stock purchase plan, Shares																												101,000	117,000	112,000
Stock purchase plan average price																												$ 50.02	$ 37.53	$ 36.49
Shares available for future issuance under the ESPP																												152,000
Repurchase and retirement of common stock, shares																								1,700,000	2,500,000	2,200,000
Repurchase and retirement of common stock, value				$ (250,000,000)	$ (99,935,000)	$ (174,847,000)																		$ 100,000,000	$ 150,000,000	$ 99,900,000
Repurchase and retiring common shares, average price																								$ 58.83	$ 60.00	$ 46.16